Intangible assets - Disclosure of Detailed Information about Intangible Assets (Details) - EUR (€) € in Thousands	1 Months Ended					3 Months Ended	12 Months Ended
	Jan. 31, 2022	Oct. 31, 2020	Jun. 30, 2020	Apr. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	€ 44,192						€ 46,289	€ 96,968	€ 84,529
Acquisitions							13	264	59
Additional considerations							368	3,685	27,020
Disposals							(39)	0	0
Transfers							0	0	(139)
Depreciation							(2,440)	(11,099)	(14,502)
Impairment of intangible assets								(43,529)
IPH5201 (Anti-CD39) rights acquired from Orega Biotech
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period							1,800
Additional considerations			€ 200	€ 2,500	€ 7,000
Lumoxiti, with AstraZeneca
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period								47,276
Additional considerations									6,455
Depreciation								(3,746)	(2,730)
Impairment of intangible assets								(43,529)
AstraZeneca
Disclosure of detailed information about intangible assets [line items]
Additional considerations									13,565
Monalizumab agreement
Disclosure of detailed information about intangible assets [line items]
Depreciation							(1,942)	(2,844)	(4,792)
IPH5201
Disclosure of detailed information about intangible assets [line items]
Depreciation							(368)	(4,314)	(6,831)
Agreement with Orega Biotech
Disclosure of detailed information about intangible assets [line items]
Additional considerations			€ 185	€ 2,500		€ 2,685
2014 Novo Nordisk A/S monalizumab agreement
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	3,200
Additional considerations		€ 1,000
Purchased licenses
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	4,161						6,103	56,851	44,184
Acquisitions							0	0	0
Additional considerations							368	3,685	27,020
Disposals							0	0	0
Transfers							0	0	0
Depreciation							(2,310)	(10,904)	(14,353)
Impairment of intangible assets								(43,529)
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	29						185	116	345
Acquisitions							13	264	59
Additional considerations							0	0	0
Disposals							(39)	0	0
Transfers							0	0	(139)
Depreciation							(130)	(195)	(149)
Impairment of intangible assets								0
In progress
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	€ 40,000						40,000	40,000	40,000
Acquisitions							0	0	0
Additional considerations							0	0	0
Disposals							0	0	0
Transfers							0	0	0
Depreciation							€ 0	0	€ 0
Impairment of intangible assets								€ 0